Commitments and Contingencies (Details Textual) - USD ($)		12 Months Ended
	Sep. 12, 2014	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
Lease and rental expense current year	$ 2,300
Lease and rental expense next year	$ 2,450
Term of the lease	2 years	3 years
Monthly rent amount		$ 6,395
Rent expenses		$ 124,698	$ 28,071